Condensed Balance Sheets	Dec. 31, 2022 USD ($)
Current Assets:
Cash	$ 107,773
Prepaid expenses	112,649
Total current assets	220,422
Investments held in Trust Account	430,047,193
Forward purchase agreement assets	353,731
Total Assets	430,621,346
Current Liabilities:
Accounts payable	1,177,546
Accrued expenses	3,945,680
Working capital loan - related party	1,500,000
Income taxes payable	686,530
Total current liabilities	7,309,756
Deferred underwriting fee payable	10,412,500
Derivative warrant liabilities	1,066,667
Total liabilities	18,788,923
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 400,000,000 shares authorized; 4,312,774 and 42,500,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022 valued at $10.34 and $10.11 redemption value, respectively	429,747,193
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; 0 issued and outstanding as of June 30, 2023 and December 31, 2022
Accumulated deficit	(17,915,833)
Total stockholders' deficit	(17,914,770)
Total Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Deficit	430,621,346
Class A common stock
Stockholders' Deficit
Common stock	0
Class A common stock subject to possible redemption
Current Liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 400,000,000 shares authorized; 4,312,774 and 42,500,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022 valued at $10.34 and $10.11 redemption value, respectively	429,747,193
Class B common stock
Stockholders' Deficit
Common stock	$ 1,063